Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense:
Current tax expense	$ 40,306	$ 35,840	$ 36,448
Deferred tax expense/(benefit):
Deferred tax expense/(benefit)	1,652	10,729	1,545
Provision for income taxes	41,958	46,569	37,993
Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	0	0	(4,332)
Currency impact on long term funding	119	973	(396)
Fair value of cash flow hedge	(148)	148	0
Total	41,929	47,690	33,265
Ireland
Current tax expense:
Current tax expense	28,042	20,084	22,931
Deferred tax expense/(benefit):
Deferred tax expense/(benefit)	1,054	261	1,284
Provision for income taxes	29,096	20,345	24,215
United States
Current tax expense:
Current tax expense	2,885	5,792	7,768
Deferred tax expense/(benefit):
Deferred tax expense/(benefit)	875	8,980	613
Provision for income taxes	3,761	14,772	8,381
Other
Current tax expense:
Current tax expense	9,379	9,964	5,749
Deferred tax expense/(benefit):
Deferred tax expense/(benefit)	$ (277)	$ 1,488	$ (352)